Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade And Other Receivables
Schedule of trade and other receivables, net

	12.31.2023	12.31.2022
Receivables from contracts with customers
Third parties	6,038	5,210
Related parties
Investees (note 36.1)	140	93
Subtotal	6,178	5,303
Other trade receivables
Third parties
Receivables from divestments and Transfer of Rights Agreement	2,162	1,922
Lease receivables	352	394
Other receivables	627	765
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Federal Government	278	602
Subtotal	3,419	3,683
Total trade and other receivables, before ECL	9,597	8,986
Expected credit losses (ECL) - Third parties	(1,613)	(1,533)
Expected credit losses (ECL) - Related parties	(2)	(3)
Total trade and other receivables	7,982	7,450
Current	6,135	5,010
Non-current	1,847	2,440

Schedule of aging of trade and other receivables

	12.31.2023		12.31.2022
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	6,948	(34)	6,474	(39)
Overdue:
1-90 days (1)	472	(43)	189	(48)
91-180 days	19	(10)	30	(27)
181-365 days	63	(57)	63	(51)
More than 365 days	1,677	(1,469)	1,535	(1,368)
Total	9,179	(1,613)	8,291	(1,533)
(1) On January 10, 2024, Petrobras received US$ 298 from Carmo Energy as the last installment relating to the sale of the Carmópolis cluster, due on December 20, 2023.

Schedule of changes in credit losses provision

	31.12.2023	31.12.2022
Opening balance	1,536	1,448
Additions	170	136
Write-offs	(66)	(21)
Reversals	(94)	(81)
Translation adjustment	69	54
Closing balance	1,615	1,536
Current	285	245
Non-current	1,330	1,291